Statement of Cash Flows	5 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (352,446)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Net gain from investments held in Trust Account	(7,974)
Changes in operating assets and liabilities:
Prepaid expenses	(443,165)
Accounts payable	5,497
Accrued expenses	47,238
Net cash used in operating activities	(725,850)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(375,000,000)
Net cash used in investing activities	(375,000,000)
Cash Flows from Financing Activities:
Proceeds from note payable to related party	300,000
Repayment of note payable to related party	(300,000)
Proceeds received from initial public offering, gross	375,000,000
Proceeds received from private placement	9,500,001
Offering costs paid	(7,952,820)
Net cash provided by financing activities	376,547,181
Net increase in cash	821,331
Cash – beginning of the period
Cash – ending of the period	821,331
Supplemental disclosure of noncash investing and financing activities:
Offering costs included in accrued expenses	70,000
Deferred underwriting commissions in connection with the initial public offering	13,125,000
Initial value of Class A common stock subject to possible redemption	334,219,730
Change in value of Class A common stock subject to possible redemption	$ 23,805,000